LEASES - Sale and Lease Back (Details)	1 Months Ended					12 Months Ended
	May 31, 2018 CNY (¥)	Jan. 31, 2018 CNY (¥)	Nov. 30, 2017 CNY (¥)	Jul. 31, 2017 CNY (¥)	May 31, 2017 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, lease terms		three years		four years	three years
Sale leaseback transaction, carrying amount		¥ 52,000,000.0		¥ 815,400,000	¥ 201,100,000
Sale leaseback transaction, consideration		50,000,000.0		600,000,000.0	150,000,000.0
Loss on sale leaseback transaction		2,000,000.0		215,400,000	¥ 51,100,000
Ownership upon expiration of lease term		¥ 1,000,000.0		¥ 600,000
Financing lease term	2 years		2 years
Carrying amount of leased asset						¥ 19,969,893,729		¥ 12,455,443,559		$ 3,133,712,100
Amortized deferred losses related to sale-leaseback transactions						¥ 13,423,787	$ 2,106,486	¥ 27,502,575	¥ 33,560,902
Machinery And Equipment Under Lease [Member]
Sale Leaseback Transaction [Line Items]
Carrying amount of leased asset	¥ 72,000,000.0		¥ 74,900,000